Cryptocurrencies - Additional information about Dogecoins (Details) - Dogecoins	1 Months Ended	6 Months Ended
	Aug. 31, 2025 shares	Dec. 31, 2025 USD ($) item
Quantity
Issuance of convertible debentures		40,543,745
Issuance of Class A Ordinary Shares	30,000,000	30,000,000
Ending balance | item		70,543,745
Amount
Issuance of convertible debentures		$ 10,000,000
Issuance of Class A Ordinary Shares		6,000,000
Change in fair value		(7,725,219)
Ending balance		$ 8,274,781
Number of units | item		40,543,745